Operating Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Operating Leases

NOTE 9—OPERATING LEASES

The Company’s leasing operations consist principally of the leasing of real estate, office equipment and vehicles under operating leases that expire over the next two to eighteen years.

The following is a schedule by year of future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2016:

2017	$83
2018	79
2019	32
2020	23
2021	14
Subsequent to 2021	202

Total	$433

Total rent expense for the years ended December 31, 2016 and 2015 was $137 and $71, respectively.